UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
 REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

 [_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

Date of Report (Date of earliest event reported)______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

 Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [_]

[✓] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: Not applicable

Dorset Home Loans Limited
 (Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001739759

Central Index Key Number of underwriter (if applicable): Not applicable

Rob Scott, +44 (0) 207 773 7930
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT
FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
Item 2 .01	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.

Item 3	Exhibits

99.1	Disclosures required by Rule 15Ga-2 for KPMG LLP

99.2	Disclosures required by Rule 15Ga-2 for Clayton Euro Risk Limited

Schedule 1 – Narrative Report

Schedule 2 – Data Report

Schedule 3 – Exception Report

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 10, 2018	Dorset Home Loans Limited

	By:	/s/ Rob Scott
Name: Rob Scott
Title: Director

Exhibit Number
Exhibit 99.1	Disclosures required by Rule 15Ga-2 for KPMG LLP
Exhibit 99.2	Disclosures required by Rule 15Ga-2 for Clayton Euro Risk Limited
Schedule 1 – Narrative Report
Schedule 2 – Data Report
Schedule 3 – Exception Report